Employment Benefits - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Employment Benefit Obligations [Line Items]
Gain (loss) on accumulated remeasurement components	₩ (95,694)	₩ 29,229
Return on plan assets	131,078	167,851
Cost of sales
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	87,998	85,560	₩ 101,369
Selling and administrative expense
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	16,221	16,012	28,301
Construction In Process And Others
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	₩ 15,701	₩ 15,639	₩ 14,827